EARNINGS PER SHARE (Schedule of computation of basic and diluted earnings (loss) per share) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Numerator for basic and diluted earnings (losses) per share -
Net income (loss) available to holders of ordinary shares	$ 9,905	$ (2,028)
Denominator for basic diluted earnings (losses) per share -
Weighted average number of shares	56,615,714	56,574,296
Add - stock options	6,490	0
Denominator for diluted earnings (losses) per share - adjusted	56,622,204	56,574,296